Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (years)
Finance leases	1 year	4 years 9 months 18 days
Operating leases	4 years 10 months 24 days	5 years 3 months 18 days
Weighted-average discount rate (%)
Finance leases	5.31%	4.30%
Operating leases	3.44%	2.95%